Northern Lights Fund Trust III

Good Harbor Tactical Core US Fund

Good Harbor Tactical Equity Income Fund

Good Harbor Tactical Core Developed Markets Fund

Good Harbor Tactical Core Emerging Markets Fund

Good Harbor Tactical Core US II Fund

Incorporated herein by reference is the definitive version of the supplement for the Good Harbor Tactical Core US Fund, Good Harbor Tactical Equity Income Fund, Good Harbor Tactical Core Developed Markets Fund, Good Harbor Tactical Core Emerging Markets Fund, Good Harbor Tactical Core US II Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 29, 2016, (SEC Accession 0001580642-16-007322).